Employee Benefit Plans - Schedule of Combined Funded Status and Net Periodic Pension Cost and Postretirement Benefit - Pension Benefits (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Pension Plan [Member]
Accumulated other comprehensive loss, tax	$ 91.5	$ 91.5